Document and Entity Information	May 16, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001633061
Document Creation Date	May 16, 2025
Document Effective Date	May 16, 2025
Document Period End Date	May 16, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Amplify ETF Trust
Prospectus Date	May 16, 2025
Amendment Flag	false
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Amplify Samsung U.S. Natural Gas Infrastructure ETF
Prospectus:
Trading Symbol	USNG